OTHER INCOME (EXPENSE), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Rental income	$ 11,727	$ 5,202	$ 2,708
Unrealized gain on foreign currency denominated borrowings	4,276	5,453	0
Unrealized gain on fair value hedges	469	0	0
Non-cash realized gain on foreign currency denominated borrowings	1,029	0	0
Loss on investments	(3,835)	(286)	0
Non-service components of net periodic pension benefit (cost)	1,573	176	(2,169)
Gain (loss) on contingent consideration	14	(1,036)	(519)
Other	(3,931)	(851)	(139)
Other income (expense), net	$ 11,322	$ 8,658	$ (119)